Organization and Line of Business (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Oct. 01, 2015
Organization and Line of Business (Details) [Line Items]
Revenue	$ 7,768,133	$ 4,143,744
Capital amount	$ 2,604,639
PWT [Member]
Organization and Line of Business (Details) [Line Items]
Percentage of stock issued and outstanding acquired			100.00%